Liability for Unauthorized Preferred Stock Issued - Narrative (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2006
Payables and Accruals [Abstract]
Preferred stock, shares authorized	2,500,000			10,000,000
Common stock issued upon conversion of preferred stock (in shares)		50		100
Preferred stock, shares issued	1,000,000			715,517
Value of preferred stock issued				$ 246,950
Unconverted preferred stock (in shares)	1,000,000	68,966	68,966
Common stock needed to settle convertible preferred stock (in shares)		138,000